Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax asset valuation allowance	$ 4,500	$ 4,411	$ 4,148
American Taxpayer Relief Act of 2012 Credit	22
Tax benefit resulting from OCI allocation		569	0	0
Income Tax Expense Credit from Elections Under Tax Relief Act of 2010 and And Recovery Act of 2008 Extended by the American Taxpayer Relief Act of 2012		22		30
Valuation Allowance, Deferred Tax Asset, Change in Amount		263.0	1,200.0	121.0
Alternative minimum tax credit carryforward		367	367
Cash payments (refunds) for income taxes		6	1	(32)
Percentage of cumulative stock ownership changes among material shareholders limited for company's future use of NOLs		50.00%
Section 382 Limitation Test Period		three year
Unrecognized tax benefit		6	6	6
Internal Revenue Service (IRS) [Member]
Unrealized benefit related to the implementation of share-based compensation accounting guidance		666
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		6,600
State and Local Jurisdiction [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		3,600
Minimum [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards, Expiration Dates		2022
Minimum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Expiration Dates		2013
Maximum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Expiration Dates		2027
Expiring In Less Than One Year From Balance Sheet Date | State and Local Jurisdiction [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		$ 105